Discontinued Business	12 Months Ended
Dec. 31, 2012
Discontinued Business
12.	Discontinued Business

After the final evaluation on the viability of its LCDP business based on its performance in the first quarter of 2012, the Company has decided to exit its LCDP business which produces LCD modules by the end of March 2012. The operation of this LCDP business ceased in December 2012.

Summarized financial information for our discontinued business related to LCDP is as follows:

	2010	2011	2012

Net sales	86,108	77,240	24,187

Income (loss) before income tax	6,719	479	(978)
Income tax (expenses) credit	(1,579)	440	284

Income (loss) from discontinued business, net of income tax	5,140	919	(694)

Accounts receivable		8,715	112
Inventories		5,341	—
Prepaid expense and other receivables		5,592	—
Deferred tax assets		2,314	—
Property, plant and equipment, net		11,921	—
Deposits for property, plant and equipment		296	—

Total assets		34,179	112

Accounts payable		8,626	—
Accrued expenses and other payables		2,306	515
Income taxes payable		(652)	—

Total liabilities		10,280	515

Net assets (liabilities) of discontinued business		23,899	(403)